Supplemental Cash Flow Disclosures (Tables)	12 Months Ended
Dec. 31, 2014
Supplemental Cash Flow Disclosures
Supplemental cash flow disclosures
Year Ended December 31,	2014	2013	2012
(Dollars in thousands)
Interest paid	$108,510	$96,241	$88,208
Income taxes paid (refunded)	48,876	175,629	(62,042)

TDS:

Year Ended December 31,	2014	2013	2012
(Dollars in thousands)
Common Shares withheld	109,061	265,748	49,840
Special Common Shares withheld	-	-	1,381

Aggregate value of Common Shares withheld	$2,751	$7,639	$1,102
Aggregate value of Special Common Shares withheld	$-	$-	$33

Cash receipts upon exercise of stock options	732	12,092	16
Cash disbursements for payment of taxes	(2,751)	(2,438)	(1,135)
Net cash receipts (disbursements) from exercise of stock options and vesting of other stock awards	$(2,019)	$9,654	$(1,119)

U.S. Cellular:

Year Ended December 31,	2014	2013	2012
(Dollars in thousands)
Common Shares withheld	163,355	606,582	92,846

Aggregate value of Common Shares withheld	$6,868	$25,179	$3,604

Cash receipts upon exercise of stock options	5,166	10,468	900
Cash disbursements for payment of taxes	(4,336)	(4,684)	(3,105)
Net cash receipts (disbursements) from exercise of stock options and vesting of other stock awards	$830	$5,784	$(2,205)